PROPERTY, PLANT AND EQUIPMENT - Commodity Price Assumptions Applied in Impairment Testing (Details)	12 Months Ended
Dec. 31, 2021 $ / MMBTU $ / bbl
Brent crude oil ($/b)
Explanation Of Inputs Assumptions And Estimation Techniques Used To Apply Impairment Requirements Explanatory [Line Items]
2022 | $ / bbl	60
2023 | $ / bbl	60
2024 | $ / bbl	60
2025 | $ / bbl	63
Henry Hub natural gas ($/MMBtu)
Explanation Of Inputs Assumptions And Estimation Techniques Used To Apply Impairment Requirements Explanatory [Line Items]
2022 | $ / MMBTU	2.75
2023 | $ / MMBTU	2.75
2024 | $ / MMBTU	2.75
2025 | $ / MMBTU	3.00